Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Cash equivalents (Note 3)	$ 79,089	$ 78,317
Total cash and cash equivalents	110,174	106,007	$ 81,609	$ 79,010
UNITED STATES
Disclosure Of Financial Assets [Line Items]
Cash	12,405	10,767
CHINA
Disclosure Of Financial Assets [Line Items]
Cash	14,804	15,614
AUSTRALIA
Disclosure Of Financial Assets [Line Items]
Cash	$ 3,876	$ 1,309